Statement of cash flows, additional disclosures (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other disclosures on cash flows [abstract]
Fair Value Adjustment on Loans Designate at Fair Value Through Profit or Loss	R$ 0	R$ 0	R$ (127,137)
Adjustment on FIDC obligations designated for fair value hedge	(187,209)	437,347	0
Fair Value Adjustment on Mark-to-market on equity securities designated at FVPL	(8,043)	4,131	30,574
Fair value adjustment in financial instruments at FVPL	R$ (195,252)	R$ 441,478	R$ (96,563)